Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Borrowings

NOTE 11 – BORROWINGS

Borrowings as of December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Term Loan B facility	$ 418,538	$ 441,471
Credit facilities	75,671	69,161

Total debt	$ 494,209	$ 510,632
Financial liability	24,842	—

Total borrowings	$ 519,051	$ 510,632
Less: Long-term unamortized discount	(6,629)	(10,824)
Less: Current portion of long-term borrowings, net	(26,804)	(26,586)
Less: Deferred finance costs, net	(4,937)	(6,345)

Long-term borrowings, net	$ 480,681	$ 466,877

As of December 31, 2018, the total borrowings, net of deferred finance fees and discount under the Navios Partners’ credit facilities were $507,485.

Term Loan B Facility: In June 2013, Navios Partners completed the issuance of the $250,000 Term Loan B Facility. On October 31, 2013 and November 1, 2013, Navios Partners completed the issuance of an $189,500 add-on to its existing Term Loan B Facility.

During 2016, Navios Partners prepaid $25,000 of the Term Loan B facility. The prepayment was fully applied to the balloon payment. Following the prepayment of May 2016, an amount of 187 was written-off from the deferred finance fees.

On March 14, 2017, Navios Partners completed the issuance of a new $405,000 Term Loan B Facility. The new Term Loan B Facility bears an interest rate of LIBOR plus 500 bps, it is set to mature on September 14, 2020 and is repayable in equal quarterly installments of 1.25% of the initial principal amount. Navios Partners used the net proceeds of the Term Loan B Facility to: (i) refinance the existing Term Loan B; and (ii) pay fees and expenses related to the Term Loan B. Following the refinancing of the Term Loan B Facility, an amount of $1,880 and $1,275, was written-off from the deferred finance fees and discount, respectively. On August 10, 2017, Navios Partners completed the issuance of a $53,000 add-on to its existing Term Loan B Facility. The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.

The Term Loan B Facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral, and guaranteed by each subsidiary of Navios Partners. During the year ended December 31, 2018, four drybulk vessels were released from security of the Term Loan B Facility and in exchange, five drybulk vessels and $2,000 in cash substituted the released vessels, as collateral to the Term Loan B Facility.

The Term Loan B Facility requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Facility also provides for customary events of default, prepayment and cure provisions.

As of December 31, 2018, the outstanding balance of the Term Loan B Facility was $411,909, net of discount of $6,629, and is repayable in six quarterly installments of $5,733 with a final payment of $384,138, including the last installment on the last repayment date. The final maturity date is September 14, 2020.

BNP Credit Facility: On June 26, 2017, Navios Partners entered into a new credit facility with BNP PARIBAS (the “BNP Credit Facility”) of up to $32,000 (divided into two tranches) in order to finance a portion of the purchase price of the Navios Ace and the Navios Sol. On June 28, 2017, the first tranche of BNP Credit Facility of $17,000 was drawn. On July 18, 2017, the second tranche of BNP Credit Facility of $15,000 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the first tranche in the amount of $15,070. Following this repayment, an amount of $117 was written-off from the deferred finance fees as of December 31, 2018. As of December 31, 2018, the outstanding balance of the second tranche of the BNP Credit Facility was $12,915, and is repayable in eleven equal consecutive quarterly installments of $417 each, with a final balloon payment of $8,328 to be repaid on the last repayment date. The facility matures in the third quarter of 2021 and bears interest at LIBOR plus 300 bps per annum.

DVB Credit Facilities: On June 28, 2017, Navios Partners entered into a new credit facility with DVB Bank S.E. (the “DVB Credit Facility”) of up to $39,000 (divided into four tranches) in order to refinance the Commerzbank/DVB Credit Facility dated July 2012 and an additional amount of $7,000 to partially finance the acquisition of the Navios Prosperity I. The amounts of $7,000 and $32,000 were drawn on June 30, 2017 and November 3, 2017, respectively. On July 2, 2018, Navios Partners repaid the outstanding balance of the three tranches in the amount of $20,200. Following this repayment, an amount of $209 was written-off from the deferred finance fees as of June 30, 2018. As of December 31, 2018, the outstanding balance of the DVB Credit Facility was $13,000 and is repayable in one quarterly installment of $750 and seven consecutive quarterly installments of $571 each, with a final balloon payment of $8,250 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2020 and bears interest at LIBOR plus 310 bps per annum.

On July 31, 2018, Navios Partners entered into a new credit facility with DVB Bank S.E. (the “DVB $44m Credit Facility”) of up to $44,000 (divided into two tranches) in order to finance the acquisition of the Navios Sphera and the Navios Mars. The amounts of $17,500 and $26,500 were drawn on August 30, 2018, respectively. As of December 31, 2018, the outstanding balance of the DVB $44m Credit Facility was $43,202 and is repayable in 19 consecutive quarterly installments of $798, with a final balloon payment of $28,050 to be repaid on the last repayment date. The facility matures in the third quarter of 2023 and bears interest at LIBOR plus 290 bps per annum.

Nordea/Skandinaviska Enskilda/NIBC Credit Facility: On March 26, 2018, Navios Partners entered into a new credit facility with Nordea Bank AB, Skandinaviska Enskilda BanKen AB and NIBC Bank N.V. (the “March 2018 Credit Facility”) of up to $14,300 (divided into two tranches) in order to finance a portion of the purchase of the Navios Symmetry and the Navios Altair I. On May 18, 2018, the first tranche of the March 2018 Credit Facility of $7,150 was drawn. On June 1, 2018 the second tranche of the March 2018 Credit Facility of $7,150 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the second tranche in the amount of $6,554. Following this repayment, an amount of $95 was written-off from the deferred finance fees as of December 31, 2018. As of December 31, 2018, the outstanding balance of the March 2018 Credit Facility was $6,554 and is repayable in 18 equal consecutive quarterly installments of $298, with a final balloon payment of $1,190 to be repaid on the last repayment date. The facility matures in the second quarter of 2023 and bears interest at LIBOR plus 300 bps per annum.

ABN AMRO Credit Facility: On June 23, 2016, Navios Partners entered into a new credit facility with ABN AMRO Bank N.V. (the “June 2016 Credit Facility”) of up to $30,000 to be used for the general corporate purposes of the Borrower. The June 2016 Credit Facility bore interest at LIBOR plus 400 bps per annum. The final maturity date was January 30, 2017. On January 12, 2017, Navios Partners fully repaid the June 2016 Credit Facility. As of December 31, 2018, there was no outstanding amount under this facility.

HSH Credit Facility: On April 16, 2015, Navios Partners, through certain of its wholly-owned subsidiaries, entered into a term loan facility agreement of up to $164,000 (divided into two tranches) with HSH Nordbank AG (the “April 2015 Credit Facility”), in order to finance a portion of the purchase price payable in connection with the acquisition of the MSC Cristina and one more super-post-panamax 13,100 TEU containership. On September 30, 2015, the second tranche of April 2015 Credit Facility of $83,000 was cancelled. The final maturity date was April 20, 2022. On January 12, 2017, Navios Partners fully repaid the April 2015 Credit Facility. Following the repayment, an amount of $516 was written-off from the deferred finance fees. As of December 31, 2018, there was no outstanding amount under this facility.

NIBC Credit Facility: On December 26, 2018, Navios Partners entered into a new credit facility with NIBC Bank N.V. (the “December 2018 Credit Facility”) of up to $28,500 (divided into three tranches) in order to refinance three Ultra-Handymax vessels. The credit facility has a term of approximately 5.0 years and bears interest at LIBOR plus 275 bps per annum. As of December 31, 2018, no amount has been drawn under this facility.

Financial Liability: In December 2018, the Company entered into two sale and leaseback agreements of $25,000 in total, with unrelated third parties for the Navios Fantastiks and the Navios Beaufiks. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. The terms under the sale and leaseback agreements included a daily rate of $5.3 and $5.1 for the Navios Fantastiks and the Navios Beaufiks, respectively, and an implied fixed interest rate of 7.6%. As of December 31, 2018, the outstanding balance under the sale and leaseback agreements of the Navios Fantastiks and Navios Beaufiks was $24,842 in total and is repayable in 68 and 59 equal consecutive average monthly installments of $161 and $155, respectively, including interest expense with a purchase obligation of $6,300 per vessel on the last repayment date. The agreements mature in the third quarter of 2024 and fourth quarter of 2023, respectively.

Amounts drawn under the credit facilities are secured by first preferred mortgages on certain Navios Partners’ vessels and other collateral and are guaranteed by the respective vessel-owning subsidiaries. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.

The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $650 per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in our credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.

The Financial Liability has no financial covenants.

It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of December 31, 2018, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.

The maturity table below reflects the gross principal payments due under its credit facilities for the 12-month periods ended December 31:

Year	Amount
2019	$ 33,392
2020	414,297
2021	16,230
2022	6,833
2023 and thereafter	48,299
Total	$ 519,051